UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8338

Salomon Brothers Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  February 28
Date of reporting period: August 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The [Semi-Annual] Report to Stockholders is filed herewith.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

----------------------------------------
Letter from the Chairman

DEAR SHAREHOLDER,

  [R. JAY GERKEN PHOTO]

  R. JAY GERKEN, CFA
  Chairman and Chief
  Executive Officer

The philosopher Bertrand Russell famously remarked that, 'Change is one thing, progress is another.' You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-800-SALOMON. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


R. Jay Gerken

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

September 23, 2003

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

--------------------------------------
Schedule of Investments (unaudited)
August 31, 2003

   FACE
  AMOUNT                                    SECURITY (A)                             VALUE
---------------------------------------------------------------------------------------------
Sovereign Bonds  -- 93.1%
Brazil  -- 29.5%
                    Federal Republic of Brazil:
$ 6,250,000          DCB, Series L, 2.188% due 4/15/12 (b)......................  $ 5,035,156
  5,030,769          FLIRB, Series 15U, 2.125% due 4/15/09 (b)..................    4,376,769
  6,174,194          MYDFA, 2.063% due 9/15/07 (b)..............................    5,525,903
  2,841,176          NMB, 2.188% due 4/15/09 (b)................................    2,517,992
                                                                                  -----------
                                                                                   17,455,820
                                                                                  -----------
Bulgaria  -- 4.8%
  2,957,144         Republic of Bulgaria, FLIRB, Series A, 1.938% due
                     7/28/12 (b)................................................    2,853,644
                                                                                  -----------

Colombia  -- 5.8%
                    Republic of Colombia:
    900,000          7.625% due 2/15/07.........................................      957,375
  1,770,000          8.700% due 2/15/16.........................................    1,699,200
    650,000          11.750% due 2/25/20........................................      765,375
                                                                                  -----------
                                                                                    3,421,950
                                                                                  -----------
Ecuador  -- 9.6%
                    Republic of Ecuador:
  4,550,000          12.000% due 11/15/12.......................................    3,583,125
  3,475,000          7.000% due 8/15/30.........................................    2,076,313
                                                                                  -----------
                                                                                    5,659,438
                                                                                  -----------
Mexico  -- 4.6%
                    United Mexican States:
  1,800,000          8.375% due 1/14/11.........................................    2,079,000
    600,000          8.300% due 8/15/31.........................................      645,600
                                                                                  -----------
                                                                                    2,724,600
                                                                                  -----------
Panama  -- 5.8%
  3,951,734         Republic of Panama, PDI, 1.938% due 7/17/16 (b).............    3,438,008
                                                                                  -----------

Peru  -- 5.2%
  3,675,000         Republic of Peru, FLIRB, 4.500% due 3/7/17 (b)..............    3,105,375
                                                                                  -----------

Philippines  -- 4.6%
                    Republic of Philippines:
  1,378,000          DCB, 2.063% due 12/1/09 (b)................................    1,260,870
  1,305,556          FLIRB, Series B, 2.063% due 6/1/08 (b).....................    1,223,958
    270,000          NMB, 1.933% due 1/5/05 (b).................................      267,975
                                                                                  -----------
                                                                                    2,752,803
                                                                                  -----------

---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

--------------------------------------
Schedule of Investments (unaudited) (continued)
August 31, 2003

   FACE
  AMOUNT                                    SECURITY (A)                             VALUE
---------------------------------------------------------------------------------------------
Russia  -- 18.2%
                    Russia Federation:
$ 7,020,000          8.250% due 3/31/10.........................................  $ 7,792,200
  3,275,000          5.000% due 3/31/30 (b).....................................    3,000,719
                                                                                  -----------
                                                                                   10,792,919
                                                                                  -----------
Turkey  -- 5.0%
                    Republic of Turkey:
  1,100,000          12.375% due 6/15/09........................................    1,248,500
  1,600,000          11.500% due 1/23/12........................................    1,720,000
                                                                                  -----------
                                                                                    2,968,500
                                                                                  -----------

                    Total Sovereign Bonds (Cost  --  $50,210,016)...............   55,173,057
                                                                                  -----------

Loan Participations (b)(c)  -- 5.1%
  2,350,393         Kingdom of Morocco, Tranche A, 2.031% due 1/1/09
                     (J.P. Morgan Chase & Co., CS First Boston Corp.)...........    2,268,130
    470,591         Kingdom of Morocco, Tranche B, 2.031% due 1/1/04
                     (Morgan Stanley, Merrill Lynch & Co., Inc.)................      451,768
    321,166         The People's Democratic Republic of Algeria, Tranche 1,
                     2.188% due 9/4/06
                     (J.P. Morgan Chase & Co., CS First Boston Corp., UBS
                     Financial Services Inc.)...................................      312,334
                                                                                  -----------

                    Total Loan Participations (Cost  --  $2,946,769)............    3,032,232
                                                                                  -----------

Repurchase Agreement  -- 1.8%
  1,035,000         State Street Bank and Trust Co., 0.930% due 9/2/03; Proceeds
                     at maturity  -- $1,035,107; (Fully collateralized by U.S.
                     Treasury Bond, 7.625% due 11/15/22;
                     Market value  --  $1,058,481) (Cost  --  $1,035,000).......    1,035,000
                                                                                  -----------

                    Total Investments  -- 100.0% (Cost  --  $54,191,785*).......  $59,240,289
                                                                                  -----------
                                                                                  -----------
---------------------------------------------------------------------------------------------

(a) Securities are segregated as collateral pursuant to loan agreement or swap agreement.
(b) Rate shown reflects current rate on instruments with variable rates or step coupon rates.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:

  DCB    -- Debt Conversion Bond
  FLIRB  -- Front Loaded Interest Reduction Bond
  MYDFA  -- Multi-Year Depository Facility Agreement
  NMB    -- New Money Bond
  PDI    -- Past Due Interest

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

--------------------------------------------------
Statement of Assets and Liabilities (unaudited)
August 31, 2003

ASSETS:
   Investments, at value (Cost  -- $54,191,785).............  $59,240,289
   Cash.....................................................    3,762,716
   Receivable for securities sold...........................    8,160,739
   Interest receivable......................................      888,570
   Prepaid expense..........................................        8,492
                                                              -----------
   TOTAL ASSETS.............................................   72,060,806
                                                              -----------
LIABILITIES:
   Loan payable.............................................   15,000,000
   Unrealized depreciation on interest rate swap contract
    (Note 4)................................................    1,595,319
   Payable on interest rate swap contract...................      135,391
   Loan interest payable (Note 6)...........................       60,371
   Management fee payable...................................       47,782
   Accrued expenses.........................................       74,776
                                                              -----------
   TOTAL LIABILITIES........................................   16,913,639
                                                              -----------
TOTAL NET ASSETS............................................  $55,147,167
                                                              -----------
                                                              -----------
NET ASSETS:
   Common stock ($0.001 par value, 100,000,000 shares
    authorized; 4,298,599 shares outstanding)...............  $     4,299
   Additional paid-in capital...............................   57,836,033
   Overdistributed net investment income....................     (430,949)
   Accumulated net realized loss from investment
    transactions............................................   (5,715,401)
   Net unrealized appreciation of investments and interest
    rate swap contract......................................    3,453,185
                                                              -----------
TOTAL NET ASSETS............................................  $55,147,167
                                                              -----------
                                                              -----------
NET ASSET VALUE, PER SHARE ($55,147,167 [div] 4,298,599
 shares)....................................................       $12.83
                                                                   ------
                                                                   ------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


--------------------------------------
Statement of Operations (unaudited)
For the Six Months Ended August 31, 2003

INVESTMENT INCOME:
   Interest.................................................  $ 2,594,555
                                                              -----------
EXPENSES:
   Management fee (Note 2)..................................      278,167
   Interest expense (Note 6)................................      185,796
   Audit and legal..........................................       89,647
   Directors' fees..........................................       18,775
   Shareholder communications...............................       16,080
   Transfer agent fees......................................       14,904
   Custody..................................................       13,054
   Registration fees........................................       12,917
   Insurance................................................        1,104
   Other....................................................       18,880
                                                              -----------
   TOTAL EXPENSES...........................................      649,324
                                                              -----------
NET INVESTMENT INCOME.......................................    1,945,231
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND INTEREST RATE SWAP CONTRACT (NOTES 3 AND 4):
   Net Realized Gain From Investment Transactions (excluding
    short-term investments):
      Proceeds from sales...................................   31,773,436
      Cost of securities sold...............................   28,079,639
                                                              -----------
   NET REALIZED GAIN........................................    3,693,797
                                                              -----------
   Change in Net Unrealized Appreciation (Depreciation) of
   Investments and Interest Rate Swap Contract:
      Beginning of period...................................     (141,563)
      End of period.........................................    3,453,185
                                                              -----------
   INCREASE IN NET UNREALIZED APPRECIATION..................    3,594,748
                                                              -----------
NET GAIN ON INVESTMENTS AND INTEREST RATE SWAP CONTRACT.....    7,288,545
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $ 9,233,776
                                                              -----------
                                                              -----------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


----------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

                                                               AUGUST 31    FEBRUARY 28
---------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income....................................  $ 1,945,231   $ 4,674,169
   Net realized gain (loss).................................    3,693,797    (3,077,592)
   Increase (decrease) in net unrealized appreciation.......    3,594,748      (428,217)
                                                              -----------   -----------
   INCREASE IN NET ASSETS FROM OPERATIONS...................    9,233,776     1,168,360
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................   (2,372,704)   (4,679,499)
   Capital..................................................           --       (60,548)
                                                              -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................   (2,372,704)   (4,740,047)
                                                              -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued for reinvestment of dividends
    (1,329 and 7,325 shares issued, respectively)...........       15,521        74,280
                                                              -----------   -----------
   INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...       15,521        74,280
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS...........................    6,876,593    (3,497,407)
NET ASSETS:
   Beginning of period......................................   48,270,574    51,767,981
                                                              -----------   -----------
   END OF PERIOD*...........................................  $55,147,167   $48,270,574
                                                              -----------   -----------
                                                              -----------   -----------
* Includes overdistributed net investment income of:........    $(430,949)      $(3,476)
                                                              -----------   -----------
                                                              -----------   -----------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


--------------------------------------
Statement of Cash Flows (unaudited)
For the Six Months Ended August 31, 2003

CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING
 ACTIVITIES:
   Interest and dividend received...........................  $  1,357,662
   Operating expenses paid..................................      (442,220)
   Net sales of short-term investments......................     1,138,000
   Purchases of long-term investments.......................   (27,547,350)
   Proceeds from disposition of long-term investments.......    29,069,635
   Interest paid on bank loans..............................      (189,926)
                                                              ------------
   NET CASH FLOWS PROVIDED BY OPERATING AND INVESTING
    ACTIVITIES..............................................     3,385,801
                                                              ------------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
   Cash dividends paid on Common Stock......................    (2,372,704)
   Proceeds from reinvestment of dividends..................        15,521
                                                              ------------
NET CASH FLOWS USED BY FINANCING ACTIVITIES.................    (2,357,183)
                                                              ------------
NET INCREASE IN CASH........................................     1,028,618
Cash, Beginning of period...................................     2,734,098
                                                              ------------
CASH, END OF PERIOD.........................................  $  3,762,716
                                                              ------------
                                                              ------------
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO
NET CASH FLOWS PROVIDED BY OPERATING AND INVESTING
ACTIVITIES:
   INCREASE IN NET ASSETS FROM OPERATIONS...................  $  9,233,776
                                                              ------------
   Accretion of discount on securities......................    (1,260,500)
   Amortization of premium on investments...................        52,493
   Decrease in investments, at value........................       373,875
   Increase in interest and dividend receivable.............       (36,040)
   Increase in interest rate swap contract payable..........         7,155
   Increase in receivable for securities sold...............    (2,703,801)
   Increase in prepaid expenses.............................        (8,492)
   Decrease in payable of securities purchased..............    (2,298,335)
   Decrease in interest payable on loan.....................        (4,130)
   Increase in accrued expenses.............................        29,800
                                                              ------------
   TOTAL ADJUSTMENTS........................................    (5,847,975)
                                                              ------------
NET CASH FLOWS PROVIDED BY OPERATING AND INVESTING
 ACTIVITIES.................................................  $  3,385,801
                                                              ------------
                                                              ------------

--------------------------------------------------------------------------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


---------------------------------------------
Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Floating Rate Fund Inc. ('Fund'), formerly known as The Emerging Markets Floating Rate Fund Inc., was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 25, 1994. The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price at the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount and premium on securities purchased are accreted on an effective yield basis over the life of the security. The

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


---------------------------------------------
Notes to Financial Statements (unaudited) (continued)

Fund uses the specific identification method for determining realized gain or loss on sale of investments.

(c) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all, or substantially all, of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(d) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

(e) REPURCHASE AGREEMENTS. The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.

Note 2. Management and Advisory Fees and Other Transactions

The Fund entered into a new investment advisory and administration agreement with Salomon Brothers Asset Management Inc ('SBAM'), an indirect wholly-owned subsidiary of Citigroup Inc. ('Citigroup'). Pursuant to a Sub-Administration Agreement, SBAM has delegated certain administrative services to Smith Barney Fund Management LLC ('SBFM'), another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM. The Fund pays SBAM a monthly fee at an annual rate of 1.05% of the Fund's average weekly net assets for it's services. This fee is calculated daily and paid monthly.

Certain officers and/or Directors of the Fund are also officers and/or Directors of SBAM.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


---------------------------------------------
Notes to Financial Statements (unaudited) (continued)

Note 3. Portfolio Activity and Federal Income Tax Status

For the six months ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases...................................................  $25,249,015
                                                              -----------
                                                              -----------
Sales.......................................................  $31,773,436
                                                              -----------
                                                              -----------

At August 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation...............................  $ 5,310,678
Gross unrealized depreciation...............................     (262,174)
                                                              -----------
Net unrealized appreciation.................................  $ 5,048,504
                                                              -----------
                                                              -----------

Note 4. Interest Rate Swaps

In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with J.P. Morgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the statement of operations as an adjustment to interest income. At August 31, 2003, the Fund had outstanding the following interest rate swap agreement:

Swap Counterparty:                              J.P. Morgan Chase Bank
Effective Date:                                 12/28/00
Notional Amount:                                $16,000,000
Payments Made by the Fund:                      Fixed Rate 6.13%
Payments Received by the Fund:                  Floating Rate (6-month LIBOR)
Termination Date:                               12/29/10
Unrealized Depreciation as of 8/31/03:          $(1,595,319)
                                                -----------
                                                -----------

In connection with this agreement, the Fund is exposed to off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities. Additionally, the Fund is exposed to credit risk in the event of non-performance by the swap counterparty.

Note 5. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in such loans are in the form of participations in the loans.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


---------------------------------------------
Notes to Financial Statements (unaudited) (continued)

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund may have difficulty disposing of participations because the market for such instruments is not highly liquid.

At August 31, 2003, the Fund held loan participations with a total cost of $2,946,769.

Note 6. Loan

At August 31, 2003, the Fund had $15,000,000 outstanding of an available $20,000,000 loan pursuant to a revolving credit and security agreement with CXC Inc., a commercial paper conduit issuer for which Citicorp North America Inc., another affiliate of SBAM, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

Note 7. Credit and Market Risk

The yields on emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. At August 31, 2003, the Fund has a concentration of credit risk in sovereign debt of emerging market countries.

Note 8. Dividends Subsequent to August 31, 2003

On July 17, 2003, the Board of Directors of the Fund declared three dividends from the net investment income, each in the amount of $0.092 per share, payable on September 26, 2003, October 31, 2003 and November 28, 2003 to shareholders of record on September 16, 2003, October 15, 2003 and November 18, 2003, respectively.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


----------------------------------
Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

                                                 2003(1)     2003      2002      2001     2000(2)     1999
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD..........   $11.23      $12.07    $11.84    $12.08   $10.21      $15.55
                                                 ------     -------   -------   -------   ------    --------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (3)....................     0.45        1.08      1.25      1.48     1.57        1.62
 Net realized and unrealized gain (loss)
   (3)........................................     1.70       (0.82)     0.48     (0.13)    1.89       (5.09)
                                                 ------     -------   -------   -------   ------    --------
Total Income (Loss) From Operations...........     2.15        0.26      1.73      1.35     3.46       (3.47)
                                                 ------     -------   -------   -------   ------    --------
LESS DISTRIBUTIONS FROM:
 Net investment income........................    (0.55)      (1.09)    (1.50)    (1.59)   (1.59)      (1.59)
 Net realized gains...........................       --          --        --        --       --       (0.28)
 Capital......................................       --       (0.01)       --        --       --          --
                                                 ------     -------   -------   -------   ------    --------

Total Distributions...........................    (0.55)      (1.10)    (1.50)    (1.59)   (1.59)      (1.87)
                                                 ------     -------   -------   -------   ------    --------

NET ASSET VALUE, END OF PERIOD................   $12.83      $11.23    $12.07    $11.84   $12.08      $10.21
                                                 ------     -------   -------   -------   ------    --------
                                                 ------     -------   -------   -------   ------    --------

MARKET PRICE, END OF PERIOD...................   $12.86      $11.30    $11.75    $12.85   $11.00    $12.1875
                                                 ------     -------   -------   -------   ------    --------
                                                 ------     -------   -------   -------   ------    --------

TOTAL RETURN,
 BASED ON MARKET PRICE (4)....................    19.01%'DD'   6.92%     3.94%    33.58%    3.74%     (13.64)%

NET ASSETS, END OF PERIOD (000s)..............  $55,147     $48,271   $51,768   $50,576  $51,405     $43,162

RATIOS TO AVERAGE NET ASSETS:
 Total expenses, including interest expense...     2.45%'D'    2.65%     1.81%       --       --          --
 Total expenses, excluding interest expense
   (operating expenses).......................     1.75%'D'    1.69%     1.54%     1.52%    1.51%       1.58%
 Net investment income (3)....................     7.33%'D'   10.16%    10.95%    12.48%   14.02%      12.95%

PORTFOLIO TURNOVER RATE.......................       39%         87%      142%      221%     172%        163%

Loans Outstanding, End of Period (000s).......  $15,000     $15,000   $15,000        --       --          --
Weighted Average Loans (000s).................  $15,000     $15,000   $14,566        --       --          --
Weighted Average Interest Rate on Loans.......     2.46%       2.97%     3.51%       --       --          --
------------------------------------------------------------------------------------------------------------

(1)  For the six months ended August 31, 2003 (unaudited).

(2)  For the year ended February 29, 2000.

(3) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(4) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.

'DD' Total return is not annualized, as it may not be representative of the total return for the year.

'D'  Annualized.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


-------------------------------------------------
Additional Stockholder Information (unaudited)

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on June 19, 2003, for the purpose of voting upon the election of R. Jay Gerken and Leslie H. Gelb as Class II Directors of the Fund, to serve until the 2006 Annual Meeting of Stockholders, and Carol L. Colman and Daniel P. Cronin as Class III Directors of the Fund, to serve until the 2004 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. ELECTION OF DIRECTORS

NOMINEES                                                      VOTES FOR   VOTES WITHHELD
--------                                                      ---------   --------------
CLASS II -- TO SERVE UNTIL THE YEAR 2006
R. Jay Gerken...............................................  3,856,034      122,458
Leslie H. Gelb..............................................  3,859,125      119,367

CLASS III -- TO SERVE UNTIL THE YEAR 2004
Carol L. Colman.............................................  3,876,824      101,668
Daniel P. Cronin............................................  3,878,625       99,867

At August 31, 2003, in addition to Carol L. Colman, Daniel P. Cronin, Leslie H. Gelb and R. Jay Gerken, the other Directors of the Fund were as follows:

William R. Hutchinson
Riordan Roett
Jeswald W. Salacuse

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


------------------------------------------
Dividend Reinvestment Plan (unaudited)

1. Each shareholder initially purchasing shares of common stock ('Shares') of Salomon Brothers Emerging Markets Floating Rate Fund Inc. ('Fund') on or after September 6, 1996 will be deemed to have elected to be a participant in the Amended and Restated Dividend Reinvestment and Cash Purchase Plan ('Plan'), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all income dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund's dividend-paying agent ('Agent'). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of 'street name' and register such Shares in the shareholder's name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a 'Participant.' The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

2. Unless the Fund declares a dividend or distribution payable only in the form of cash, the Agent will apply all dividends and distributions in the manner set forth below.

3. If, on the determination date, the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a 'market premium'), the Agent will receive the dividend or distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a 'market discount'), the Agent will purchase Shares in the open-market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a 'Trading Day') preceding the payment date for the dividend or distribution. For purposes herein, 'market price' will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

4. Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the 'ex-dividend' date next succeeding the dividend or distribution payment date.

5. If (i) the Agent has not invested the full dividend amount in open-market purchases by the date specified in paragraph 4 above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open-market purchases as specified in paragraph 4

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)

above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

6. In the event that all or part of a dividend or distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to Shares issued pursuant to paragraph 5 above the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

7. Participants have the option of making additional cash payments to the Agent, monthly, in a minimum amount of $250, for investment in Shares. The Agent will use all such funds received from Participants to purchase Shares in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Agent, Participants should send in voluntary cash payments to be received by the Agent approximately 10 days before an applicable purchase date specified above. A Participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Agent not less than 48 hours before such payment is to be invested.

8. Purchases by the Agent pursuant to paragraphs 4 and 7 above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant's account. The Agent may commingle amounts of all Participants to be used for open-market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

9. The Agent will maintain all Participants' accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant's name or that of its nominee, and each Participant's proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)

with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

10. The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Dividends and distributions on fractional shares will be credited to each Participant's account. In the event of termination of a Participant's account under Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

11. Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

12. The Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open-market purchases.

13. Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than 10 days prior to any dividend or distribution record date; otherwise such termination will be effective on the first Trading Day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be amended or terminated by the Fund as applied to any voluntary cash payments made and any income dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the income dividend or capital gains distribution. The Plan may be amended or terminated by the Agent, with the Fund's prior written consent, on at least 30 days' written notice to Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant's Shares and remit the proceeds to Participant, the Agent is authorized to deduct a brokerage commission for this transaction from the proceeds.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.


------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)

14. Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant's account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Agent, for each Participant's account, all dividends and distributions payable on Shares of the Fund held in each Participant's name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

15. In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners ('Nominee Holders'), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder's name and held for the account of beneficial owners who are to participate in the Plan.

16. The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

17. All correspondence concerning the Plan should be directed to the Agent at 59 Maiden Lane, New York, New York 10038.

                              -------------------

This report is transmitted to the shareholders of Salomon Brothers Emerging Markets Floating Rate Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

---------                              ---------------------------------------
Directors                              Salomon Brothers Emerging Markets
                                       Floating Rate Fund Inc.
CAROL L. COLMAN                            125 Broad Street
DANIEL P. CRONIN                           10th Floor, MF-2
LESLIE H. GELB                             New York, New York 10004
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON                      TELEPHONE
RIORDAN ROETT                              1-888-777-0102
JESWALD W. SALACUSE
                                       INVESTMENT MANAGER
-------                                    Salomon Brothers Asset Management Inc
Officers                                   399 Park Avenue
                                           New York, New York 10022
R. JAY GERKEN, CFA
    Chairman and                       CUSTODIAN
    Chief Executive Officer                State Street Bank and Trust Company
                                           225 Franklin Street
PETER J. WILBY, CFA                        Boston, Massachusetts 02110
    President
                                       DIVIDEND DISBURSING AND TRANSFER AGENT
LEWIS E. DAIDONE                           American Stock Transfer & Trust Company
    Executive Vice President and           59 Maiden Lane
    Chief Administrative Officer           New York, New York 10038

JAMES E. CRAIGE, CFA                   LEGAL COUNSEL
    Executive Vice President               Simpson Thacher & Bartlett LLP
                                           425 Lexington Avenue
THOMAS K. FLANAGAN, CFA                    New York, New York 10017
    Executive Vice President
                                       INDEPENDENT AUDITORS
FRANCES M. GUGGINO                         PricewaterhouseCoopers LLP
    Controller                             1177 Avenue of the Americas
                                           New York, New York 10036
CHRISTINA T. SYDOR
    Secretary                          NEW YORK STOCK EXCHANGE SYMBOL
                                           EFL


                    American Stock Transfer & Trust Company
                    59 Maiden Lane
                    New York, New York 10038



                    Salomon Brothers
                    Emerging Markets
                    Floating Rate Fund Inc.



                    Semi-Annual Report
                    AUGUST 31, 2003



                    ---------------
                    SALOMON
                    ---------------
                    BROTHERS
                    ---------------
                    Asset Management



EFLSEMI 8/03
     03-5549

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
             Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

   Exhibit 99.CERT                     Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

   Exhibit 99.906CERT                  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Date:    October 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Date:    October 29, 2003

By:      /s/ Lewis E. Daidone
         Chief Administrative Officer of
         Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Date: October 29, 2003



                         STATEMENT OF DIFFERENCES
                         ------------------------
The section symbol shall be expressed as................................ 'SS'
The dagger symbol shall be expressed as................................. 'D'
The double dagger symbol shall be expressed as.......................... 'DD'
The division sign shall be expressed as................................. [div]